13FCON P 5/15/02

02058110

CONFIDENTIAL TREATMENT

NOT PUBLIC

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

RECD S.E.C.
FEB 14 2002
1086

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

CONFIDENTIAL TREATMENT EXPIRED

Name: Ruane, Cunniff & Co., Inc.
Address: 767 Fifth Avenue, Suite 4701
New York, New York 10153-4798

Form 13F File Number: 28-154

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Joseph Quinones, Jr.
Title: Vice President
Phone: (212) 832-5280

PROCESSED
OCT 02 2002
THOMSON FINANCIAL

Signature, Place, and Date of Signing:

[Signature]	New York, NY [City, State]	2/12/02 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	Not Applicable
Form 13F Information Table Entry Total:	8
Form 13F Information Table Value Total:	$ 818,269 [thousands]
List of Other Included Managers:	NONE

Ruane, Cunniff & Co., Inc.

CONFIDENTIAL FORM 13F CONFIDENTIAL

December 31, 2001

	Name of Issuer	Title of class	CUSIP	Value (x$1000)	Shares/ Prn Amt	Sh/ Prn	Put/ Call	Invstmt Dscretn	Other Managers	Voting Authority		
										Sole	Shared	None
1.	Commerce Bancorp Inc/NJ	COM	200519106	24394	620090	SH		Sole				620090
2.	Credit Acceptance Corp-Mich	COM	225310101	4946	555700	SH		Sole				555700
3.	Expeditors Int'l of Wash. Inc.	COM	302130109	545495	9578498	SH		Sole		3473426		6105072
4.	Gladstone Capital Corp	COM	376535100	5920	320000	SH		Sole				320000
5.	Hotel Reservation Network	COM	441451101	3910	85000	SH		Sole				85000
6.	Prepaid Legal Services Inc	COM	740065107	6601	301400	SH		Sole				301400
7.	Student Loan Corp	COM	863902102	71460	886600	SH		Sole				886600
8.	Tiffany & Co	COM	886547108	155542	4942560	SH		Sole		2722985		2219575
	REPORT SUMMARY	8 DATA RECORDS		818269		0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED						